Item 1: Schedule of Investments


 T. Rowe Price U.S. Bond Index Fund
                                                         January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                       $ Par/Shares     Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  24.8%
 Aerospace & Defense  0.6%
 Boeing, 6.125%, 2/15/33                               50            56

 Boeing Capital, 6.10%, 3/1/11                         50            54

 Lockheed Martin
 7.65%, 5/1/16                                         250           307

 7.75%, 5/1/26                                         50            64

 8.50%, 12/1/29                                        100           140

 Northrop Grumman, 7.125%, 2/15/11                     200           229

                                                                     850

 Airlines  0.1%
 Southwest Airlines, 6.50%, 3/1/12                     85            93

                                                                     93

 Automobiles and Related  1.7%
 American Axle & Manufacturing, 5.25%, 2/11/14         150           142

 DaimlerChrysler
 6.40%, 5/15/06                                        100           103

 7.25%, 1/18/06                                        100           104

 8.50%, 1/18/31                                        100           128

 Ford Motor Credit
 7.00%, 10/1/13                                        600           632

 7.375%, 10/28/09                                      350           374

 General Motors
 7.125%, 7/15/13                                       65            65

 7.20%, 1/15/11                                        100           100

 8.25%, 7/15/23                                        150           151

 General Motors Acceptance Corp.
 6.125%, 8/28/07                                       80            82

 6.75%, 12/1/14                                        135           132

 8.00%, 11/1/31                                        100           101

 Johnson Controls, 4.875%, 9/15/13                     300           308

                                                                     2,422

 Banking  4.3%
 Bank of America
 3.25%, 8/15/08                                        250           245

 3.375%, 2/17/09                                       250           244

 3.875%, 1/15/08                                       75            75

 4.875%, 9/15/12                                       100           103

 7.40%, 1/15/11                                        100           116

 Bank One
 3.70%, 1/15/08                                        100           100

 5.50%, 3/26/07                                        50            52

 BB&T
 4.75%, 10/1/12                                        95            96

 5.25%, 11/1/19                                        200           202

 Citigroup
 5.00%, 9/15/14                                        236           239

 5.625%, 8/27/12                                       200           213

 5.75%, 5/10/06                                        200           206

 Fifth Third Bank, 2.70%, 1/30/07                      200           197

 First Union, 6.40%, 4/1/08                            200           215

 First Union National Bank, 5.80%, 12/1/08             100           106

 HSBC Bank USA
 4.625%, 4/1/14                                        250           247

 5.875%, 11/1/34                                       300           314

 HSBC Holdings
 5.25%, 12/12/12                                       100           104

 7.50%, 7/15/09                                        100           113

 JP Morgan Chase, 5.25%, 5/30/07                       100           103

 J. P. Morgan & Co., 6.875%, 1/15/07                   200           213

 Marshall & Ilsley Bank, 5.25%, 9/4/12                 20            21

 MBNA America Bank, 6.50%, 6/20/06                     200           208

 Mellon Bank, 7.625%, 9/15/07                          200           219

 National City Corp., 5.75%, 2/1/09                    100           106

 National City Bank, 4.25%, 1/29/10                    125           125

 North Fork Bancorporation, 5.875%, 8/15/12            25            27

 PNC Funding, 5.75%, 8/1/06                            125           129

 Regions Financial, 6.375%, 5/15/12                    100           111

 Royal Bank of Canada, 3.875%, 5/4/09                  150           149

 Royal Bank of Scotland Group, 5.00%, 10/1/14          125           127

 Suntrust Bank, 5.45%, 12/1/17                         125           130

 Synovus Financial, 4.875%, 2/15/13                    90            89

 U.S. Bancorp, 6.375%, 8/1/11                          150           167

 U.S. Bank, 4.95%, 10/30/14                            200           203

 Wachovia Bank
 4.85%, 7/30/07                                        85            87

 4.875%, 2/1/15                                        150           151

 Wells Fargo
 4.20%, 1/15/10                                        150           150

 5.125%, 9/1/12                                        350           367

 5.25%, 12/1/07                                        100           104

                                                                     6,173

 Beverages  0.2%
 Anheuser-Busch, 7.55%, 10/1/30                        100           131

 Bottling Group, 4.625%, 11/15/12                      100           102

 PepsiAmericas, 4.875%, 1/15/15                        125           126

                                                                     359

 Broadcasting  0.4%
 AOL Time Warner, 7.625%, 4/15/31                      300           369

 Univision Communications, 3.50%, 10/15/07             200           197

                                                                     566

 Building and Real Estate  0.4%
 Lennar, 144A, 5.50%, 9/1/14                           150           154

 Pulte Homes, 7.875%, 8/1/11                           200           232

 Ryland Group, 5.375%, 1/15/15                         150           151

                                                                     537

 Building Products  0.1%
 Masco, 5.875%, 7/15/12                                100           108

                                                                     108

 Cable Operators  0.2%
 Clear Channel Communications, 7.65%, 9/15/10          75            84

 Cox Communications
 6.75%, 3/15/11                                        100           110

 7.75%, 8/15/06                                        50            53

                                                                     247

 Computer Service & Software  0.2%
 IBM
 3.80%, 2/1/08                                         95            95

 4.25%, 9/15/09                                        100           101

 8.375%, 11/1/19                                       100           133

                                                                     329

 Conglomerates  0.7%
 General Electric Capital
 3.125%, 4/1/09                                        350           337

 5.00%, 6/15/07                                        200           206

 Tyco International
 6.125%, 1/15/09                                       200           215

 6.375%, 10/15/11                                      175           194

 United Technologies, 4.875%, 11/1/06                  125           128

                                                                     1,080

 Diversified Chemicals  0.1%
 Praxair, 6.375%, 4/1/12                               100           112

                                                                     112

 Drugs  0.2%
 Amgen, 144A, 4.00%, 11/18/09                          125           124

 Bristol-Myers Squibb, 5.75%, 10/1/11                  100           107

                                                                     231

 Electric Utilities  2.0%
 Alabama Power, 5.50%, 10/15/17                        100           106

 American Electric Power, Series C, 5.375%, 3/15/10    150           156

 Appalachian Power, 3.60%, 5/15/08                     200           197

 Black Hills, 6.50%, 5/15/13                           50            52

 Boston Edison, 4.875%, 4/15/14                        100           103

 CenterPoint Energy Houston Electric, 6.95%, 3/15/33   100           121

 Consolidated Edison, Series B, 7.50%, 9/1/10          100           116

 Energy East, 5.75%, 11/15/06                          40            41

 Exelon Generation, 6.95%, 6/15/11                     200           226

 Korea Electric Power, 144A, 4.25%, 9/12/07            100           100

 NiSource Finance, 7.875%, 11/15/10                    200           234

 Oncor Electric Delivery, 7.25%, 1/15/33               100           124

 Pacific Gas & Electric, 3.60%, 3/1/09                 200           196

 Pinnacle West Capital, 6.40%, 4/1/06                  200           206

 PPL Electric Utilities, 5.875%, 8/15/07               30            31

 PPL Energy Supply, 6.40%, 11/1/11                     50            55

 Progress Energy, 7.10%, 3/1/11                        100           113

 Public Service Company of Colorado, 7.875%, 10/1/12   150           182

 Sempra Energy, 6.00%, 2/1/13                          120           128

 Southern California Edison, 4.65%, 4/1/15             200           197

 TXU Energy, 7.00%, 3/15/13                            50            56

 Virginia Electric & Power, 5.75%, 3/31/06             100           103

                                                                     2,843

 Electronic Components  0.3%
 Hewlett Packard, 5.50%, 7/1/07                        225           234

 Motorola, 8.00%, 11/1/11                              175           209

                                                                     443

 Energy  0.3%
 Pioneer Natural Resource, 5.875%, 7/15/16             100           105

 Transocean, 7.50%, 4/15/31                            200           252

 XTO Energy, 4.90%, 2/1/14                             100           101

                                                                     458

 Entertainment and Leisure  0.0%
 Viacom, 5.625%, 8/15/12                               65            69

                                                                     69

 Exploration and Production  0.4%
 Canadian Natural Resources, 6.45%, 6/30/33            200           223

 Encana, 4.60%, 8/15/09                                250           254

 EOG Resources, 6.00%, 12/15/08                        100           107

                                                                     584

 Finance and Credit  1.3%
 Cit Group, 5.00%, 2/1/15                              400           399

 Commercial Credit, 6.75%, 7/1/07                      150           160

 Countrywide Home Loans
 5.50%, 8/1/06                                         100           103

 5.625%, 7/15/09                                       200           210

 First Data, 4.70%, 8/1/13                             200           201

 Household Finance, 5.75%, 1/30/07                     150           156

 International Lease Finance
 3.75%, 8/1/07                                         200           199

 6.375%, 3/15/09                                       100           108

 National Rural Utilities, 6.00%, 5/15/06              300           310

                                                                     1,846

 Food Processing  0.4%
 Bunge Limited Finance, 4.375%, 12/15/08               200           201

 Kellogg, Series B, 7.45%, 4/1/31                      100           129

 Kraft Foods
 4.00%, 10/1/08                                        150           150

 6.50%, 11/1/31                                        100           113

                                                                     593

 Food/Tobacco  0.1%
 UST, 6.625%, 7/15/12                                  100           112

                                                                     112

 Gaming  0.1%
 Harrah's Operating, 5.50%, 7/1/10                     150           155

                                                                     155

 Gas & Gas Transmission  0.6%
 Buckeye Partners, 5.30%, 10/15/14                     200           204

 Consolidated Natural Gas, 5.00%, 3/1/14               200           201

 Duke Capital, 4.37%, 3/1/09                           200           201

 Kinder Morgan, 6.50%, 9/1/12                          100           110

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            200           202

                                                                     918

 Insurance  0.9%
 AFLAC, 6.50%, 4/15/09                                 100           109

 Allstate, 6.125%, 12/15/32                            150           163

 American General, 7.50%, 8/11/10                      100           115

 GE Global Insurance, 7.75%, 6/15/30                   100           121

 Hartford Financial Services Group, 4.75%, 3/1/14      200           196

 John Hancock Financial Services, 5.625%, 12/1/08      100           105

 Lincoln National, 5.25%, 6/15/07                      100           103

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13 100           103

 St. Paul Companies, 5.75%, 3/15/07                    50            52

 Travelers Property Casualty, 5.00%, 3/15/13           100           99

 XL Capital, 6.50%, 1/15/12                            100           110

                                                                     1,276

 Investment Dealers  2.0%
 Bear Stearns, 4.50%, 10/28/10                         200           201

 Credit Suisse First Boston (USA)
 4.70%, 6/1/09                                         150           153

 5.125%, 1/15/14                                       200           205

 Franklin Resources, 3.70%, 4/15/08                    20            20

 Goldman Sachs Capital I, 6.345%, 2/15/34              50            53

 Goldman Sachs Group
 4.125%, 1/15/08                                       85            86

 5.15%, 1/15/14                                        100           102

 6.60%, 1/15/12                                        400           447

 Lehman Brothers, 7.625%, 6/1/06                       100           105

 Lehman Brothers Holdings
 3.95%, 11/10/09                                       300           296

 4.25%, 1/27/10                                        200           199

 4.80%, 3/13/14                                        125           124

 Merrill Lynch
 3.125%, 7/15/08                                       200           194

 4.125%, 1/15/09                                       150           150

 5.00%, 1/15/15                                        200           201

 Morgan Stanley
 4.75%, 4/1/14                                         150           147

 5.80%, 4/1/07                                         250           261

                                                                     2,944

 Long Distance  0.9%
 AT&T Broadband, 8.375%, 3/15/13                       616           761

 Sprint Capital
 6.875%, 11/15/28                                      350           391

 7.625%, 1/30/11                                       150           173

                                                                     1,325

 Manufacturing  0.3%
 Caterpillar Financial Services, 4.75%, 2/17/15        175           175

 Dover, 6.50%, 2/15/11                                 100           111

 John Deere Capital
 3.90%, 1/15/08                                        50            50

 4.50%, 8/22/07                                        150           153

                                                                     489

 Media and Communications  0.3%
 Belo, 7.125%, 6/1/07                                  150           160

 News America
 6.75%, 1/9/38 (Tender 1/9/10)                         150           173

 7.25%, 5/18/18                                        100           116

                                                                     449

 Metals  0.2%
 Alcan Aluminum, 4.875%, 9/15/12                       100           102

 Alcoa, 5.375%, 1/15/13                                120           127

                                                                     229

 Metals and Mining  0.2%
 Inco, 7.75%, 5/15/12                                  100           119

 Placer Dome, 6.375%, 3/1/33                           100           110

                                                                     229

 Miscellaneous Consumer Products  0.4%
 Clorox, 144A, 4.20%, 1/15/10                          170           170

 Colgate Palmolive, 5.98%, 4/25/12                     100           111

 Fortune Brands, 6.25%, 4/1/08                         200           214

 Gillette, 3.50%, 10/15/07                             50            50

 Newell Rubbermaid, 4.625%, 12/15/09                   35            35

                                                                     580

 Oil Field Services  0.1%
 Baker Hughes, 6.00%, 2/15/09                          150           161

                                                                     161

 Paper and Paper Products  0.3%
 Abitibi Consolidated Company of Canada, 6.95%,        100           104
12/15/06
 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       150           177

 Weyerhaeuser, 6.75%, 3/15/12                          200           227

                                                                     508

 Petroleum  1.0%
 Atlantic Richfield, 5.90%, 4/15/09                    200           214

 ChevronTexaco Capital, 3.375%, 2/15/08                200           198

 ConocoPhillips, 5.90%, 10/15/32                       250           272

 Devon Financing, 6.875%, 9/30/11                      200           227

 Pemex Project Funding Master Trust, 7.375%, 12/15/14  350           391

 Petrobras International, 9.875%, 5/9/08               45            52

 Sunoco, 4.875%, 10/15/14                              150           149

                                                                     1,503

 Printing and Publishing  0.1%
 Reed Elsevier, 6.125%, 8/1/06                         200           208

                                                                     208

 Railroads  0.3%
 Canadian National Railway, 6.25%, 8/1/34              95            106

 Norfolk Southern, 7.25%, 2/15/31                      100           124

 Union Pacific
 5.75%, 10/15/07                                       100           104

 6.65%, 1/15/11                                        50            56

                                                                     390

 Real Estate Investment Trust Securities  0.2%
 EOP Operating, 7.75%, 11/15/07                        100           109

 Simon Debartolo, 6.875%, 11/15/06                     100           105

 Simon Property, 7.375%, 1/20/06                       100           104

                                                                     318

 Restaurants  0.1%
 Yum! Brands, 7.70%, 7/1/12                            100           119

                                                                     119

 Retail  0.4%
 CVS, 4.00%, 9/15/09                                   200           199

 Limited, 6.95%, 3/1/33                                100           111

 Target, 5.875%, 3/1/12                                100           109

 Wal-Mart, 6.875%, 8/10/09                             100           112

                                                                     531

 Satellites  0.1%
 British Sky Broadcasting Group, 6.875%, 2/23/09       150           164

                                                                     164

 Savings and Loan  0.1%
 Washington Mutual, 8.25%, 4/1/10                      100           117

                                                                     117

 Specialty Chemicals  0.1%
 Chevron Phillips Chemical, 5.375%, 6/15/07            100           103

                                                                     103

 Supermarkets  0.1%
 Kroger, 7.625%, 9/15/06                               100           106

                                                                     106

 Telecommunications  0.3%
 British Telecommunications
 STEP, 7.875%, 12/15/05                                50            52

 STEP, 8.875%, 12/15/30                                100           136

 Telus, 7.50%, 6/1/07                                  250           270

                                                                     458

 Telephones  1.0%
 Bellsouth Capital Funding, 7.875%, 2/15/30            100           127

 Deutsche Telekom International Finance, STEP
 8.50%, 6/15/10                                        100           119

 France Telecom, STEP, 8.75%, 3/1/11                   200           238

 Telecom Italia Capital, 5.25%, 11/15/13               300           305

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             245           245

 Verizon Global Funding
 4.00%, 1/15/08                                        100           100

 6.875%, 6/15/12                                       100           114

 7.25%, 12/1/10                                        100           114

 7.75%, 12/1/30                                        100           127

                                                                     1,489

 Transportation (excluding Railroads)  0.1%
 FedEx, 6.875%, 2/15/06                                144           149

                                                                     149

 Wireless Communications  0.5%
 America Movil, 5.50%, 3/1/14                          100           101

 AT&T Wireless Services, 7.875%, 3/1/11                300           353

 Verizon Wireless, 5.375%, 12/15/06                    200           206

 Vodafone, 5.375%, 1/30/15                             100           104

                                                                     764

 Wireline Communications  0.1%
 Telefonica Europe, 7.35%, 9/15/05                     100           102

                                                                     102

 Total Corporate Bonds and Notes (Cost  $34,557)                     35,839

 ASSET-BACKED SECURITIES  1.4%
 Auto-Backed  0.5%
 Whole Auto Loan Trust, Series 2004-1, Class A4
 3.26%, 3/15/11                                        675           666

                                                                     666

 Credit Card-Backed  0.5%
 American Express Credit Card Master Trust, Series
2000-1, Class A, 7.20%, 9/17/07                        100           100

 Bank One Issuance Trust, Series 2002-A4, Class A4
 2.94%, 6/16/08                                        250           250

 Chemical Master Credit Card Trust, Series 1996-2
 Class A, 5.98%, 9/15/08                               100           103

 Citibank Credit Card Master Trust, Series 1998-2
 Class A, 6.05%, 1/15/10                               100           106

 MBNA Credit Card Master Note Trust, Series 2001
 Class AA, 5.75%, 10/15/08                             100           103

 MBNA Master Credit Card Trust II, Series 2000-D
 Class C, 144A, 9/15/09                                100           109

                                                                     771

 Motorcycles  0.2%
 Harley Davidson Motorcycle Trust, Series 2003-2
 Class A2, 2.07%, 2/15/11                              350           346

                                                                     346

 Stranded Asset  0.2%
 Reliant Energy Transition, Series 2001-1, Class A2
 4.76%, 9/15/09                                        250           254

                                                                     254

 Total Asset-Backed Securities (Cost  $2,044)                        2,037

 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  3.5%
 Commercial Mortgage Backed Securities  3.5%

 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         500           504

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        203           202

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41     1,100         1,102

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        575           574

 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       350           357

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1, CMO, 3.787%, 10/15/41                       148           148

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
 CMO, 7.30%, 6/10/32                                   250           279

 GE Capital Commercial Mortgage
 Series 2001-1, Class A1, CMO, 6.079%, 5/15/33         76            79

 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         400           446

 JP Morgan Chase Commercial Mortgage
 Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32       125           141

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       285           312

 LB-UBS Commercial Mortgage Trust, Series 2005-C1
 Class A4, CMO, 4.765%, 1/15/35                        550           553

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         200           218

 Wachovia Bank, Series 2005-C16, Class A4, CMO
 4.847%, 10/15/41                                      200           200

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $5,057)                                                      5,115


 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES  35.9%
 U.S. Government Agency Obligations +/-  30.0%

 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               1,859         1,861

 5.00%, 10/1/18 - 4/1/34                               4,111         4,137

 5.50%, 3/1/31 - 12/1/33                               260           265

 6.00%, 12/1/13 - 12/1/33                              1,464         1,521

 6.50%, 4/1/16 - 1/1/34                                1,918         2,015

 7.00%, 11/1/30 - 6/1/32                               118           125

 7.50%, 4/1/15                                         11            12

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                2,220         2,223

 5.00%, 12/1/08 - 4/1/34                               4,386         4,411

 5.50%, 5/1/14 - 12/1/34                               10,004        10,253

 6.00%, 6/1/16 - 11/1/34                               7,892         8,179

 6.50%, 4/1/15 - 12/1/32                               2,930         3,081

 7.00%, 7/1/10 - 7/1/32                                573           608

 7.50%, 10/1/25 - 5/1/31                               102           110

 8.00%, 3/1/31                                         119           128

 TBA
 5.00%, 1/1/34                                         750           747

 5.50%, 1/1/18 - 1/1/34                                3,613         3,702

                                                                     43,378

 U.S. Government Obligations 5.9% Government National Mortgage Assn.
 4.50%, 3/20/34                                        483           476

 5.00%, 7/15 - 9/15/33                                 2,214         2,233

 5.50%, 2/20/34                                        802           823

 6.00%, 7/15/16 - 8/20/34                              2,025         2,112

 6.50%, 5/15/16 - 9/20/34                              269           285

 7.00%, 3/15/13 - 6/15/31                              267           284

 7.50%, 11/15/12 - 1/15/32                             397           426

 8.00%, 1/15/26                                        54            59

 TBA, 5.50%, 1/1/33                                    1,700         1,744

                                                                     8,442

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $51,275)                                          51,280


U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  31.3%
 U.S. Government Agency Obligations +/-  10.5%

 Federal Home Loan Bank
 2.50%, 3/15/06                                        500           496

 2.875%, 9/15/06                                       500           497

 5.125%, 3/6/06                                        2,400         2,448

 5.75%, 5/15/12                                        185           202

 5.80%, 9/2/08                                         1,000         1,065

 Federal Home Loan Mortgage
 1.875%, 2/15/06                                       500           494

 2.375%, 2/15/07                                       500           490

 2.75%, 3/15/08                                        275           267

 3.625%, 9/15/08                                       500           497

 4.50%, 7/15/13 - 1/15/14                              1,250         1,259

 5.50%, 7/15/06                                        500           515

 5.75%, 1/15/12                                        300           326

 6.875%, 9/15/10                                       200           227

 7.00%, 7/15/05                                        970           988

 Federal National Mortgage Assn.
 2.00%, 1/15/06                                        500           495

 2.375%, 2/15/07                                       500           490

 5.25%, 8/1/12                                         115           120

 5.50%, 3/15/11                                        300           321

 6.00%, 5/15/08 - 5/15/11                              750           807

 6.25%, 5/15/29                                        775           914

 6.625%, 10/15/07 - 11/15/30                           1,200         1,372

 7.25%, 1/15/10                                        650           742

 Tennessee Valley Authority, 4.75%, 8/1/13             200           205

                                                                     15,237

 U.S. Treasury Obligations  20.8%
 U.S. Treasury Bonds
 5.25%, 2/15/29                                        660           716

 5.375%, 2/15/31                                       2,125         2,376

 6.00%, 2/15/26                                        925           1,090

 6.25%, 8/15/23                                        1,885         2,261

 7.25%, 5/15/16                                        700           884

 9.875%, 11/15/15                                      550           818

 U.S. Treasury Notes
 1.50%, 3/31/06                                        2,100         2,065

 2.25%, 2/15/07                                        2,000         1,960

 2.625%, 11/15/06 - 3/15/09                            2,950         2,873

 2.75%, 6/30/06 - 8/15/07                              1,200         1,193

 3.00%, 11/15/07 - 2/15/09                             2,550         2,520

 3.125%, 4/15/09                                       2,000         1,964

 3.375%, 12/15/08 - 10/15/09                           4,950         4,890

 4.25%, 11/15/13 - 8/15/14                             2,500         2,526

 5.50%, 2/15/08                                        100           106

 6.25%, 2/15/07                                        400           423

 6.50%, 2/15/10                                        650           733

 6.625%, 5/15/07                                       610           654

                                                                     30,052

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $44,419)                         45,289


 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY OBLIGATIONS  2.1%
 Canadian Government and Municipalities  0.7%

 Canada Mortgage & Housing, 2.95%, 6/2/08              100           97

 Hydro-Quebec, 7.50%, 4/1/16                           100           123

 Province of Manitoba, 7.50%, 2/22/10                  100           116

 Province of Ontario
 3.50%, 9/17/07                                        100           100

 3.625%, 10/21/09                                      300           295

 6.00%, 2/21/06                                        100           103

 Province of Quebec
 7.00%, 1/30/07                                        100           107

 7.50%, 9/15/29                                        100           134

                                                                     1,075

 Foreign Government and Municipalities (Excluding Canadian)  1.4%

 European Investment Bank
 2.70%, 4/20/07                                        100           98

 3.375%, 6/12/13                                       250           243

 STEP, 4.00%, 8/30/05                                  100           101

 Inter-American Development Bank
 6.375%, 10/22/07                                      100           107

 7.375%, 1/15/10                                       100           115

 International Bank for Reconstruction & Development
 6.625%, 8/21/06                                       100           105

 KFW International Finance, 4.75%, 1/24/07             100           102

 Republic of Chile, 5.50%, 1/15/13                     80            85

 Republic of Italy
 2.50%, 3/31/06                                        250           248

 3.625%, 9/14/07                                       100           100

 Republic of South Africa, 6.50%, 6/2/14               100           110

 Republic of South Korea, 8.875%, 4/15/08              100           115

 United Mexican States
 6.375%, 1/16/13                                       100           107

 7.50%, 1/14/12                                        100           114

 9.875%, 2/1/10                                        100           123

 11.375%, 9/15/16                                      100           150

                                                                     2,023

 Total Foreign Government Obligations & Agency
 Obligations (Cost  $2,938)                                          3,098

 MONEY MARKET FUNDS  4.7%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       6,762         6,762

 Total Money Market Funds (Cost  $6,762)                             6,762

 Total Investments in Securities
 103.7% of Net Assets (Cost 147,052)                               $ 149,960


(1)   Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,005 and represents 0.7% of net assets
 CMO  Collateralized Mortgage Obligation
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price U.S. Bond Index Fund
Unaudited January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $147,052,000. Net unrealized gain aggregated $2,908,000 at period-end, of which $3,442,000 related to appreciated investments and $534,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $26,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $6,762,000 and $7,785,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                              SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005